Premium income and premiums paid to reinsurers	12 Months Ended
Dec. 31, 2019
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Premium income and premiums paid to reinsurers
6 Premium income and premiums paid to reinsurers

	2019	2018	2017
Life insurance	15,926	16,969	19,952
Non-life insurance	2,212	2,346	2,874
Total premium income	18,138	19,316	22,826

- Accident and health insurance	1,823	1,979	2,511
- General insurance	390	367	363
Non-life insurance premium income	2,212	2,346	2,874

Premium income decreased by EUR 1,178 million in 2019 (2018: EUR 3,510 million) m
a
inly driven by a reduction of upgraded Life ins
u
rance policies to the retirement platform in the UK, which rep
r
es
e
nts EUR 1,777 million (2018: EUR 3,439 million; 2017: EUR 5,139 million) of total premium income Life insurance.

	2019	2018	2017
Life insurance	2,276	2,500	3,214
Non-life insurance	158	163	217
Total premiums paid to reinsurers	2,434	2,663	3,431

- Accident and health insurance	138	152	205
- General insurance	19	11	13
Non-life insurance paid to reinsurers	158	163	217